Variable Interest Entities and Securitizations (Consolidated Assets of Consolidated VIEs as well as Total Assets and Maximum Exposure to Loss for Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Billions
	Sep. 30, 2019	Mar. 31, 2019
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 5,939	¥ 6,048
Significant unconsolidated VIEs- Total assets	1,670	1,350
Significant unconsolidated VIEs- Maximum exposure to loss	485	418
Asset-backed commercial paper/loan programs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	2,325	2,249
Asset-backed securitizations
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	544	571
Significant unconsolidated VIEs- Total assets	70	70
Significant unconsolidated VIEs- Maximum exposure to loss	9	8
Investments in securitization products
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	371	372
Investment funds
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	2,680	2,836
Significant unconsolidated VIEs- Total assets	1,600	1,280
Significant unconsolidated VIEs- Maximum exposure to loss	476	410
Trust arrangements and other
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 19	¥ 20